Interest Rate Swaps	3 Months Ended
Mar. 31, 2021
Interest Rate Swaps
Interest Rate Swaps

4.      Interest Rate Swaps

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish these objectives, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

During the second quarter of 2020, the Company entered into floating-to-fixed interest rate swap agreements, associated with existing variable-rate debt and financing facilities, over a three-year term with multiple counterparties. In accordance with these transactions, the Company will pay an average fixed-rate interest amount of 0.32% and will receive floating rate interest amounts based on LIBOR. These interest rate swaps have a total notional amount of $324.1 million of which $273.3 million is designated as cash flow hedges.

For derivatives designated and that qualify as cash flow hedges of interest rate risk, the gain or loss on the derivative is recorded in Accumulated Other Comprehensive Income and subsequently reclassified into interest expense in the same period(s) during which the hedged transaction affects earnings.

Derivatives not designated as hedges are not speculative and are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements and/or the Company has not elected to apply hedge accounting. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings.

The Company records the fair value of the interest rate swap as an asset or liability on its balance sheet. The following table shows the interest rate swap assets and liabilities as of March 31, 2021 and December 31, 2020:

Derivatives designated as hedging instruments	Balance Sheet location	March 31, 2021	December 31, 2020
Interest rate swap	Current portion of derivative liabilities	$(308,516)	(349,374)
Interest rate swap	Non - current portion of derivative assets / (liabilities)	$167,821	(379,762)

The following table shows the interest rate swap liabilities not designated as hedging instruments as of March 31, 2021 and December 31, 2020:

Derivatives not designated as hedging instruments	Balance Sheet location	March 31, 2021	December 31, 2020
Interest rate swap	Current portion of derivative liabilities	$(41,715)	(48,044)
Interest rate swap	Non - current portion of derivative assets / (liabilities)	$51,515	(54,212)